Consolidated Balance Sheets - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Current assets
Cash and cash equivalents	$ 477,885	$ 779,049	$ 152,304
Accounts receivable	51,620	44,130	85,960
Inventories	685,006	630,478	618,996
Deposit, prepayments and other receivables	495,450	617,507	831,666
Total current assets	1,709,961	2,071,164	1,688,926
Non-current assets
Property, plant and equipment, net	475,743	463,387	602,755
Operating lease right-of-use assets	253,431	271,021	442,020
Technology-related intangible assets, net	75,179,439	76,218,786	80,376,175
Total non-current assets	75,908,613	76,953,194	81,420,950
TOTAL ASSETS	77,618,574	79,024,358	83,109,876
Current liabilities
Accounts payable and accruals	289,637	170,888	216,830
Other payables	19,100	27,487	31,980
Deferred revenue	390,083	440,069	513,072
Hire purchase creditor	7,548	9,224	10,135
Amounts due to shareholders	398,747	232,095	2,301
Operating lease liability - current	87,912	84,879	117,686
Total current liabilities	1,193,027	964,642	892,004
Non-current liabilities
Non-current hire purchase creditor	10,235	10,531	18,207
Non-current operating lease liabilities	176,612	198,163	355,186
Total non-current liabilities	186,847	208,694	373,393
TOTAL LIABILITIES	1,379,874	1,173,336	1,265,397
Commitments and contingencies (Note 14)
Shareholders’ equity
Common stock, 1,000,000,000 authorized; $0.001 par value, 102,742,362 and 102,310,933 shares issued and outstanding as at November 30, 2023 and August 31, 2023	102,742	102,311	101,854
Additional paid in capital	91,436,762	90,371,141	89,125,872
Shares to be issued		1,066,052	75,000
Accumulated other comprehensive loss	(102,244)	(17,036)	65,880
Accumulated deficit	(14,967,589)	(13,523,266)	(7,465,373)
Non-controlling interest	(230,971)	(148,180)	(58,754)
Total shareholders’ equity	76,238,700	77,851,022	81,844,479
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 77,618,574	$ 79,024,358	$ 83,109,876